Non-current deposits (Tables)	12 Months Ended
Mar. 31, 2020
Non-current deposits
Schedule of non-current deposits
		March 31,
	Note	2019	2020	2020
		RMB	RMB	US$

Investment deposit	(i)	224,475	340,000	48,017
Deposit for purchase of machineries		12,244	7,360	1,040
Total non-current deposits		236,719	347,360	49,057

Note:

(i)

During the year ended March 31, 2020, the Group entered into a Letter of Intent with a third party to potentially acquire non-controlling equity interests in a healthcare company with a refundable earnest money deposit of RMB340,000 (US$48,017). The Group previously entered into a Letter of Intent with a third party for a potential acquisition of the equity interests in a company in the healthcare industry with a refundable earnest money deposit of US$33,660. Due to the change in circumstances, the earnest money deposit of US$33,660 was refunded during the year ended March 31, 2020.